ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of major subsidiaries (Details)	Dec. 31, 2024
Jet Sound Hong Kong Company Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Zhejiang Kaixin Auto Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%